Warrants reserve (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Aug. 31, 2023	May 31, 2022	Jan. 26, 2022	Sep. 30, 2021
IfrsStatementLineItems [Line Items]
Shares issued		1,723,620	17,948,718	165,889
Fair value of warrant liabilities	$ 3,500
Warrants [member]
IfrsStatementLineItems [Line Items]
Expected dividend yield	0.00%
Expected risk free interest rate	1.65%
Expected volatality rate	52.00%
Expected life	60 months
Black Scholes [Member]
IfrsStatementLineItems [Line Items]
Shares issued	17,948,718
Fair value of warrant liabilities	$ 2,700
Placement Agent [Member]
IfrsStatementLineItems [Line Items]
Shares issued	628,205
Exercise per share	$ 0.44
Warrants [member]
IfrsStatementLineItems [Line Items]
Shares issued	17,948,718
Warrants [member] | Placement Agent [Member]
IfrsStatementLineItems [Line Items]
Shares issued	628,205
Fair value of warrant liabilities	$ 90